UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert Responsible Municipal Income Fund
Calvert Absolute Return Bond Fund

Calvert Responsible Municipal Income Fund

Semiannual Report June 30, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
22	Board of Trustees' Contract Approval
25	Officers and Trustees
26	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Craig R. Brandon, CFA and Cynthia J. Clemson, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/23/1983	08/23/1983	-0.58%	1.15%	2.84%	2.96%
Class A with 3.75% Maximum Sales Charge	—	—	-4.31	-2.66	2.06	2.56
Class C at NAV	07/15/2015	08/23/1983	-0.89	0.42	2.40	2.73
Class C with 1% Maximum Sales Charge	—	—	-1.87	-0.56	2.40	2.73
Class I at NAV	07/15/2015	08/23/1983	-0.39	1.51	3.05	3.06

Bloomberg Barclays Municipal Bond Index	—	—	-0.25%	1.56%	3.53%	4.43%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.94%	2.87%	0.76%
Net				0.80	1.55	0.45

% SEC Yield[4]				Class A	Class C	Class I
SEC 30-day Yield - Subsidized				1.80%	1.12%	2.22%
SEC 30-day Yield - Unsubsidized				1.65	0.97	1.97

Fund Profile

CREDIT QUALITY (% of total investments)[5]

AAA	22.4%
AA	56.3%
A	12.3%
BBB	2.9%
BB	2.2%
B	1.5%
Not Rated	2.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures
1 Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

2 Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

5 Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$994.20	$3.96**	0.80%
Class C	$1,000.00	$991.10	$7.65**	1.55%
Class I	$1,000.00	$996.10	$2.23**	0.45%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.83	$4.01**	0.80%
Class C	$1,000.00	$1,017.11	$7.75**	1.55%
Class I	$1,000.00	$1,022.56	$2.26**	0.45%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 97.1%
Bond Bank - 5.2%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	1,000,000	1,210,170
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500,000	1,736,880
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000,000	2,349,240
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
5.00%, 10/1/30	1,000,000	1,137,410
5.00%, 10/1/31	1,000,000	1,135,290
		7,568,990

Education - 5.9%
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,125,640
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,248,311
Ohio State University, 5.00%, 12/1/29	1,915,000	2,342,926
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,596,841
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000,000	2,294,960
		8,608,678

Electric Utilities - 2.2%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000,000	1,192,560
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120,000	1,221,752
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655,000	760,560
		3,174,872

Escrowed/Prerefunded - 7.6%
Highlands County Health Facilities Authority, FL, (Adventist Health System), Prerefunded to 11/15/19, 5.625%, 11/15/37	5,000	5,270
Kansas Development Finance Authority, (Adventist Health System):
Prerefunded to 11/15/19, 5.50%, 11/15/29	20,000	20,991
Prerefunded to 11/15/19, 5.75%, 11/15/38	25,000	26,323
Prerefunded to 11/15/19, 5.75%, 11/15/38	975,000	1,029,327
Montgomery County, OH, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.00%, 5/1/39	875,000	899,570
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Prerefunded to 8/1/19, 5.125%, 8/1/35	4,010,000	4,164,345
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	3,700,000	3,816,365
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	105,600
Washington, Prerefunded to 2/1/19, 5.00%, 2/1/23	1,000,000	1,020,520
		11,088,311

General Obligations - 24.0%
Bexar County, TX:
4.00%, 6/15/32	2,000,000	2,120,740
Prerefunded to 6/15/19, 5.00%, 6/15/35	3,000,000	3,096,930

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
California, 4.00%, 9/1/32	1,000,000	1,081,670
California, Green Bonds, 3.75%, 10/1/37	1,000,000	1,023,470
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,095,660
Hawaii, 4.00%, 10/1/34	2,000,000	2,119,520
Honolulu City and County, HI, 5.00%, 12/1/34	1,000,000	1,070,750
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,587,748
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000,000	2,161,160
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000,000	2,307,240
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,858,176
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000,000	1,192,260
Mt. Lebanon School District, PA, Prerefunded to 2/15/19, 5.00%, 2/15/27	2,000,000	2,043,140
New York, NY, 5.00%, 8/1/26	2,000,000	2,276,640
North East Independent School District, TX, (PSF guaranteed), 5.25%, 2/1/26	1,000,000	1,192,550
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000,000	2,405,880
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000,000	1,191,150
Green Bonds, 5.00%, 8/1/37	1,000,000	1,179,640
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,691,002
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,122,990
		34,818,316

Hospital - 6.2%
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	215,000	262,066
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,075,000	1,132,491
Kansas Development Finance Authority, (Adventist Health System), 5.50%, 11/15/29	980,000	1,035,556
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	572,240
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,018,920
Montgomery County, OH, (Catholic Health Initiatives), 5.00%, 5/1/39	1,625,000	1,652,787
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000,000	2,375,480
		9,049,540

Housing - 6.9%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240,000	1,417,345
Idaho Housing and Finance Association, 3.10%, 7/1/24	955,000	983,488
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,657,672
4.35%, 7/1/50	1,000,000	1,033,130
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750,000	736,987
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000,000	1,031,100
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	508,390
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,022,220
Utah Housing Corp., 4.00%, 1/1/36	1,580,000	1,608,171
		9,998,503

6 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Industrial Development Revenue - 8.0%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850,000	857,233
Cobb County Development Authority, GA, (Waste Management, Inc.), 1.875% to 10/1/19 (Put Date), 4/1/33	1,000,000	997,360
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000,000	1,013,490
4.45%, 11/1/36	1,000,000	1,043,410
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29 (1)	1,180,000	1,187,363
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44 (1)	1,000,000	914,940
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000,000	3,163,380
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	988,640
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500,000	505,010
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (1)	1,000,000	1,000,040
		11,670,866

Insured - General Obligations - 4.0%
Hidalgo County Drainage District No. 1, TX, (AGC), Prerefunded to 9/1/18, 5.00%, 9/1/25	3,010,000	3,027,699
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	824,220
Miami-Dade County, FL, (AMBAC), 7.75%, 10/1/18	2,000,000	2,031,060
		5,882,979

Insured - Housing - 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	565,060

Insured - Industrial Development Revenue - 0.8%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	1,000,000	1,112,630

Lease Revenue/Certificates of Participation - 0.8%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	520,080
4.00%, 10/1/35	600,000	622,920
		1,143,000

Other Revenue - 6.0%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915,000	1,960,041
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,327,920
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,192,897
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,252,530
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	1,985,592
		8,718,980

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - CONT’D
Senior Living/Life Care - 1.6%
Miami-Dade County Industrial Development Authority, FL, (Miami Cerebral Palsy Residential Services, Inc.), 8.00%, 6/1/22	320,000	321,354
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	1,875,000	2,036,437
		2,357,791

Special Tax Revenue - 8.4%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,167,375
Green Bonds, 5.00%, 11/1/35	1,000,000	1,141,240
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450,000	3,694,847
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000,000	1,155,500
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275,000	2,646,075
New York State Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,088,920
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,243,400
		12,137,357

Water and Sewer - 9.1%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000,000	2,344,060
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,044,330
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150,000	178,035
5.00%, 1/1/28	770,000	911,326
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/35	1,000,000	1,185,410
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000,000	1,153,760
Green Bonds, 5.00%, 10/1/36	1,000,000	1,136,470
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/38	2,000,000	2,351,720
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500,000	1,773,435
Green Bonds, 5.00%, 8/1/40	1,000,000	1,149,460
		13,228,006

Total Municipal Obligations (Cost $139,591,485)		141,123,879

TOTAL INVESTMENTS (Cost $139,591,485) - 97.1%		141,123,879
Other assets and liabilities, net - 2.9%		4,237,334
NET ASSETS - 100.0%		145,361,213

8 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,102,343, which represents 2.1% of the net assets of the Fund as of June 30, 2018.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMBAC:	AMBAC Financial Group, Inc.
AMT:	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
PSF:	Permanent School Fund
At June 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
California                      14.2%
Texas                          10.6%
Others, representing less than 10% individually     72.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 5.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 2.7% of total investments.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 5-Year Treasury Note	(36)	Sep-18	($4,090,219)	($17,225)
U.S. 10-Year Treasury Note	(34)	Sep-18	(4,086,375)	(33,845)
U.S. Long Treasury Bond	(35)	Sep-18	(5,075,000)	(98,774)
Total Short				($149,844)

See notes to financial statements.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $139,591,485)	$141,123,879
Cash	2,488,528
Receivable for investments sold	80,000
Receivable for capital shares sold	83,085
Interest receivable	1,605,588
Receivable from affiliate	28,237
Deposits at broker for futures contracts	140,680
Trustees' deferred compensation plan	96,176
Other assets	1,552
Total assets	145,647,725

LIABILITIES
Payable for variation margin on open futures contracts	1,717
Payable for capital shares redeemed	65,508
Payable to affiliates:
Investment advisory fee	41,510
Administrative fee	14,232
Distribution and service fees	23,973
Trustees' deferred compensation plan	96,176
Accrued expenses	43,396
Total liabilities	286,512
NET ASSETS	$145,361,213

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$180,730,545
Accumulated undistributed net investment income	163,075
Accumulated net realized loss	(36,914,957)
Net unrealized appreciation	1,382,550
Total	$145,361,213

NET ASSET VALUE PER SHARE
Class A (based on net assets of $112,443,647 and 7,192,459 shares outstanding)	$15.63
Class C (based on net assets of $1,179,423 and 75,425 shares outstanding)	$15.64
Class I (based on net assets of $31,738,143 and 2,026,343 shares outstanding)	$15.66

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.24
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income	$2,322,700
Total investment income	2,322,700

EXPENSES
Investment advisory fee	248,747
Administrative fee	85,285
Distribution and service fees:
Class A	142,307
Class C	5,813
Trustees' fees and expenses	3,911
Custodian fees	11,938
Transfer agency fees and expenses	60,430
Accounting fees	16,226
Professional fees	18,614
Registration fees	39,953
Reports to shareholders	6,085
Miscellaneous	13,800
Total expenses	653,109
Waiver and/or reimbursement of expenses by affiliate	(124,801)
Reimbursement of expenses-other	(1,459)
Net expenses	526,849
Net investment income	1,795,851

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(6,838)
Futures contracts	584,393
577,555

Net change in unrealized appreciation (depreciation) on:
Investment securities	(2,920,729)
Futures contracts	(198,736)
(3,119,465)

Net realized and unrealized loss	(2,541,910)

Net decrease in net assets resulting from operations	($746,059)
See notes to financial statements.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$1,795,851	$3,830,084
Net realized gain	577,555	2,272,021
Net change in unrealized appreciation (depreciation)	(3,119,465)	995,491
Net increase (decrease) in net assets resulting from operations	(746,059)	7,097,596

Distributions to shareholders from:
Net investment income:
Class A shares	(1,359,553)	(3,253,989)
Class C shares	(9,521)	(19,750)
Class I shares	(369,460)	(295,243)
Class Y shares	—	(226,222)
Total distributions to shareholders	(1,738,534)	(3,795,204)

Capital share transactions:
Class A shares	(5,483,360)	(14,416,518)
Class C shares	(39,366)	304,951
Class I shares	8,965,394	13,566,995
Class Y shares	—	(5,330,453)
Net increase (decrease) in net assets from capital share transactions	3,442,668	(5,875,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	958,075	(2,572,633)

NET ASSETS
Beginning of period	144,403,138	146,975,771
End of period (including accumulated undistributed net investment income of $163,075 and $105,758, respectively)	$145,361,213	$144,403,138
See notes to financial statements.

12 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (1) (Unaudited)		Year Ended December 31,
CLASS A SHARES			2017 (1)	2016 (1)	2015 (1)	2014	2013
Net asset value, beginning	$15.91		$15.55	$16.03	$16.00	$15.33	$16.54
Income from investment operations:
Net investment income	0.19		0.41	0.42	0.42	0.44	0.66
Net realized and unrealized gain (loss)	(0.28)		0.36	(0.48)	0.03	0.71	(1.34)
Total from investment operations	(0.09)		0.77	(0.06)	0.45	1.15	(0.68)
Distributions from:
Net investment income	(0.19)		(0.41)	(0.42)	(0.42)	(0.48)	(0.53)
Total distributions	(0.19)		(0.41)	(0.42)	(0.42)	(0.48)	(0.53)
Total increase (decrease) in net asset value	(0.28)		0.36	(0.48)	0.03	0.67	(1.21)
Net asset value, ending	$15.63		$15.91	$15.55	$16.03	$16.00	$15.33
Total return (2)	(0.58%)	(3)	5.00%	(0.42%)	2.87%	7.54%	(4.17%)
Ratios to average net assets: (4)
Total expenses	0.98%	(5)	0.94%	0.92%	0.94%	0.91%	0.93%
Net expenses	0.80%	(5)	0.80%	0.80%	0.88%	0.91%	0.93%
Net investment income	2.47%	(5)	2.61%	2.62%	2.65%	2.76%	4.12%
Portfolio turnover	4%	(3)	27%	24%	41%	79%	32%
Net assets, ending (in thousands)	$112,444		$119,971	$131,474	$140,246	$141,251	$138,606

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3) Not annualized.
(4) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5) Annualized.
See notes to financial statements.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,		Period Ended December 31,
CLASS C SHARES			2017	2016	2015 (1)
Net asset value, beginning	$15.91		$15.55	$16.05	$15.72
Income from investment operations:
Net investment income (2)	0.13		0.29	0.30	0.14
Net realized and unrealized gain (loss)	(0.27)		0.37	(0.49)	0.33
Total from investment operations	(0.14)		0.66	(0.19)	0.47
Distributions from:
Net investment income	(0.13)		(0.30)	(0.31)	(0.14)
Total distributions	(0.13)		(0.30)	(0.31)	(0.14)
Total increase (decrease) in net asset value	(0.27)		0.36	(0.50)	0.33
Net asset value, ending	$15.64		$15.91	$15.55	$16.05
Total return (3)	(0.89%)	(4)	4.25%	(1.25%)	3.03%	(4)
Ratios to average net assets: (5)
Total expenses	1.72%	(6)	2.87%	3.08%	26.80%	(6)
Net expenses	1.55%	(6)	1.55%	1.55%	1.55%	(6)
Net investment income	1.72%	(6)	1.84%	1.86%	1.94%	(6)
Portfolio turnover	4%	(4)	27%	24%	41%	(4)
Net assets, ending (in thousands)	$1,179		$1,240	$912	$281

(1) From July 15, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,		Period Ended December 31,
CLASS I SHARES			2017	2016	2015 (1)
Net asset value, beginning	$15.93		$15.57	$16.06	$15.72
Income from investment operations:
Net investment income (2)	0.22		0.46	0.48	0.22
Net realized and unrealized gain (loss)	(0.28)		0.36	(0.49)	0.34
Total from investment operations	(0.06)		0.82	(0.01)	0.56
Distributions from:
Net investment income	(0.21)		(0.46)	(0.48)	(0.22)
Total distributions	(0.21)		(0.46)	(0.48)	(0.22)
Total increase (decrease) in net asset value	(0.27)		0.36	(0.49)	0.34
Net asset value, ending	$15.66		$15.93	$15.57	$16.06
Total return (3)	(0.39%)	(4)	5.35%	(0.13%)	3.55%	(4)
Ratios to average net assets: (5)
Total expenses	0.63%	(6)	0.76%	1.10%	4.51%	(6)
Net expenses	0.45%	(6)	0.45%	0.45%	0.45%	(6)
Net investment income	2.82%	(6)	2.93%	2.99%	3.01%	(6)
Portfolio turnover	4%	(4)	27%	24%	41%	(4)
Net assets, ending (in thousands)	$31,738		$23,193	$9,434	$1,035

(1) From July 15, 2015 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers operate in a manner consistent with the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

16 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$141,123,879	$—	$141,123,879
Total Investments	$—	$141,123,879	$—	$141,123,879

Liabilities
Futures Contracts(1)	($149,844)	$—	$—	($149,844)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP;

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $248,747.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.80%, 1.55% and 0.45% for Class A, Class C and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $115,387.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2018, CRM was paid administrative fees of $85,285, of which $9,414 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $142,307 and $5,813 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $10,583 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSCs paid by Class A shareholders for the same period.

18 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $9,581 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund’s allocated portion of such expense and reimbursement was $1,459, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,899,828 and $5,945,440, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $6,629,505 and deferred capital losses of $30,814,115 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2018, and their character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $533,098 are short-term and $30,281,017 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$139,601,078
Gross unrealized appreciation	$2,699,292
Gross unrealized depreciation	(1,326,335)
Net unrealized appreciation (depreciation)	$1,372,957
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized appreciation	$—	($149,844)	(1)
(1) Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 19

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2018 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Futures contracts	$584,393	($198,736)
The average notional cost of futures contracts (short) outstanding during the six months ended June 30, 2018 was approximately $13,357,000.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with State Street Bank and Trust Company (SSB), which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.

20 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE 7 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	308,274	$4,836,743	584,100	$9,209,015
Reinvestment of distributions	78,608	1,228,732	184,305	2,904,307
Shares redeemed	(735,900)	(11,548,835)	(1,684,406)	(26,529,840)
Net decrease	(349,018)	($5,483,360)	(916,001)	($14,416,518)

Class C
Shares sold	5,158	$80,983	36,344	$573,297
Reinvestment of distributions	609	9,521	1,250	19,731
Shares redeemed	(8,264)	(129,870)	(18,297)	(288,077)
Net increase (decrease)	(2,497)	($39,366)	19,297	$304,951

Class I
Shares sold	675,736	$10,620,856	305,407	$4,848,106
Reinvestment of distributions	20,694	323,934	13,161	207,969
Shares redeemed	(125,997)	(1,979,396)	(194,244)	(3,069,709)
Conversion from Class Y	—	—	725,662	11,580,629
Net increase	570,433	$8,965,394	849,986	$13,566,995

Class Y (1)
Shares sold	—	$—	612,980	$9,664,771
Reinvestment of distributions	—	—	13,615	215,012
Shares redeemed	—	—	(231,866)	(3,629,607)
Conversion to Class I	—	—	(725,949)	(11,580,629)
Net decrease	—	$—	(331,220)	($5,330,453)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 21

BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

22 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Responsible Municipal Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 23

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017. This performance data indicated that the Fund outperformed the median of its performance universe for the one-year period ended September 30, 2017, underperformed the median of its performance universe for the three- and five-year periods ended September 30, 2017 and underperformed its Lipper benchmark index for the one-, three- and five-year periods ended September 30, 2017. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of comparable funds and the Fund’s total expenses (net of waivers and/or reimbursements) were at the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

24 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES
Officers of Calvert Responsible Municipal Income Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Responsible Municipal Income Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 25

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

26 www.calvert.com CALVERT RESPONSIBLE MUNICIPAL INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

This page intentionally left blank.

This page intentionally left blank.

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24174 6.30.18

Calvert Absolute Return Bond Fund

Semiannual Report June 30, 2018 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
26	Board of Trustees' Contract Approval
29	Officers and Trustees
30	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	0.25%	1.21%	—	2.98%
Class A with 3.75% Maximum Sales Charge	—	—	-3.53	-2.56	—	1.94
Class C at NAV	09/30/2014	09/30/2014	-0.18	0.37	—	2.19
Class C with 1% Maximum Sales Charge	—	—	-1.17	-0.61	—	2.19
Class I at NAV	09/30/2014	09/30/2014	0.45	1.55	—	3.40

ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	0.81%	1.36%	0.42%	0.55%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	—	—	0.77	1.29	0.38	0.50

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.09%	3.42%	0.70%
Net				1.02	1.77	0.65

% SEC Yield[4]				Class A	Class C	Class I
SEC 30-day Yield - Subsidized				2.89%	2.25%	3.29%
SEC 30-day Yield - Unsubsidized				2.89	2.25	3.25

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[5]

Corporate Bonds	48.5%
Asset-Backed Securities	30.4%
Collateralized Mortgage-Backed Obligations	6.8%
Time Deposit	5.5%
U.S. Treasury Obligations	3.6%
Floating Rate Loans	3.0%
Commercial Mortgage-Backed Securities	1.2%
Commercial Paper	1.0%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury Bills with a maturity between one and three months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective December 31, 2016, Calvert Research and Management (“CRM”) became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

5 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective May 1, 2018, the Fund’s primary benchmark has been changed to the ICE BofAML 3-Month U.S. Treasury Bill Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (1/1/18)	ENDING ACCOUNT VALUE (6/30/18)	EXPENSES PAID DURING PERIOD* (1/1/18 - 6/30/18)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$1,002.50	$4.62**	0.93%
Class C	$1,000.00	$998.20	$8.32**	1.68%
Class I	$1,000.00	$1,004.50	$3.23**	0.65%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.18	$4.66**	0.93%
Class C	$1,000.00	$1,016.46	$8.40**	1.68%
Class I	$1,000.00	$1,021.57	$3.26**	0.65%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2017.

** Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

4 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ABSOLUTE RETURN BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 49.0%
Communications - 1.2%
SBA Communications Corp., 4.00%, 10/1/22 (1)	688,000	661,340
Verizon Communications, Inc.:
4.329%, 9/21/28 (1)	450,000	446,894
4.862%, 8/21/46	725,000	694,845
		1,803,079

Consumer, Cyclical - 9.6%
American Airlines Pass-Through Trust:
Series B, 5.25%, 7/15/25	142,907	146,020
Series B, 5.60%, 1/15/22 (1)	2,148,884	2,194,838
Azul Investments LLP, 5.875%, 10/26/24 (1)	1,725,000	1,468,406
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	627,000
CVS Health Corp.:
2.957%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (2)	368,000	369,509
3.047%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (2)	368,000	369,998
3.125%, 3/9/20	481,000	480,558
4.30%, 3/25/28	550,000	543,378
Ford Motor Credit Co. LLC:
2.875%, 10/1/18	1,733,000	1,733,487
3.116%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (2)	725,000	728,745
Lennar Corp., 4.50%, 11/15/19	1,400,000	1,414,000
New Albertsons, Inc., 7.75%, 6/15/26	285,000	247,950
Nordstrom, Inc.:
4.00%, 3/15/27	120,000	115,633
5.00%, 1/15/44	850,000	785,912
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	850,000	909,500
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	515,385	524,405
Wyndham Destinations, Inc.:
4.15%, 4/1/24	566,000	559,633
4.50%, 4/1/27	898,000	880,040
		14,099,012

Energy - 1.5%
Oceaneering International, Inc., 4.65%, 11/15/24	2,301,000	2,200,126

Financial - 26.9%
Ally Financial, Inc.:
3.25%, 11/5/18	1,325,000	1,326,656
3.50%, 1/27/19	2,500,000	2,500,000
4.125%, 3/30/20	1,525,000	1,530,719

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Banco Santander S.A., 3.42%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (2)	1,165,000	1,168,822
Bank of America Corp.:
2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (2)	800,000	795,370
3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (2)	1,105,000	1,102,019
3.542%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (2)	828,000	843,566
Capital One Financial Corp., 3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (2)	2,550,000	2,536,822
Capital One NA, 3.183%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (2)	520,000	520,862
CBL & Associates LP:
5.25%, 12/1/23 (3)	425,000	370,041
5.95%, 12/15/26 (3)	438,000	369,341
CIT Group, Inc., 3.875%, 2/19/19 (3)	1,725,500	1,732,402
Citigroup, Inc.:
3.309%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (2)	1,150,000	1,153,498
3.391%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (2)	1,000,000	1,015,378
4.125%, 7/25/28 (3)	400,000	383,265
5.80% to 11/15/19 (4)(5)	1,285,000	1,314,722
6.125% to 11/15/20 (4)(5)	620,000	647,900
Credit Acceptance Corp.:
6.125%, 2/15/21	1,045,000	1,054,144
7.375%, 3/15/23	80,000	83,000
Crown Castle International Corp.:
3.20%, 9/1/24	89,000	84,076
3.65%, 9/1/27	156,000	145,326
EPR Properties:
4.50%, 6/1/27	935,000	894,287
4.95%, 4/15/28	650,000	636,909
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (5)	413,000	403,381
3.067%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (2)	1,150,000	1,154,172
3.359%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (2)	1,925,000	1,933,130
3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (2)	680,000	672,402
3.691% to 6/5/27, 6/5/28 (5)	260,000	246,660
iStar, Inc., 5.00%, 7/1/19	1,050,000	1,048,031
JPMorgan Chase & Co., Series V, 5.00% to 7/1/19 (4)(5)	1,480,000	1,489,250
Morgan Stanley:
2.903%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (2)	2,000,000	2,004,388
3.155%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (2)	1,000,000	1,003,124
3.292%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (2)	775,000	781,582
5.45% to 7/15/19 (4)(5)	925,000	938,301
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (1)	2,200,000	2,211,000
Springleaf Finance Corp.:
6.875%, 3/15/25	630,000	626,850
7.125%, 3/15/26	384,000	383,040
Synchrony Financial:
3.00%, 8/15/19	422,000	421,282
3.584%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (2)	720,000	726,919

6 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
3.95%, 12/1/27	1,225,000	1,131,809
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (1)	222,000	230,602
		39,615,048

Industrial - 1.4%
JSL Europe S.A., 7.75%, 7/26/24 (1)(3)	865,000	780,663
Owens Corning, 4.30%, 7/15/47	540,000	445,744
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	760,750	764,553
		1,990,960

Technology - 8.4%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (1)	975,000	977,679
4.42%, 6/15/21 (1)	855,000	867,714
DXC Technology Co., 3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (2)	2,420,000	2,420,688
Marvell Technology Group Ltd., 4.20%, 6/22/23	768,000	767,819
Microchip Technology, Inc., 4.333%, 6/1/23 (1)	763,000	764,878
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (1)	330,000	325,050
4.625%, 6/15/22 (1)	560,000	569,800
4.625%, 6/1/23 (1)	600,000	608,520
Seagate HDD Cayman:
4.875%, 6/1/27	1,495,000	1,391,508
5.75%, 12/1/34	770,000	702,921
Western Digital Corp., 4.75%, 2/15/26	3,123,000	3,042,973
		12,439,550

Total Corporate Bonds (Cost $72,928,471)		72,147,775

ASSET-BACKED SECURITIES - 30.6%
Automobile - 1.6%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class B, 2.62%, 9/20/19 (1)	145,000	144,944
Series 2014-1A, Class C, 3.75%, 7/20/20 (1)	2,210,000	2,216,312
		2,361,256

Clean Energy - 0.5%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	32,475	32,115
SolarCity LMC:
Series 2014-1, Class A, 4.59%, 4/20/44 (1)	313,612	312,964
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	84,938	79,689
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	266,186	256,909
		681,677

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Consumer Loan - 14.0%
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (1)	1,295,426	1,300,817
Series 2015-PM3, Class C, 6.99%, 5/16/22 (1)	887,113	896,855
Series 2016-MF1, Class A, 4.48%, 8/15/22 (1)	3,197	3,199
Conn Funding II LP:
Series 2017-A, Class B, 5.11%, 2/15/20 (1)	1,201,034	1,207,885
Series 2017-B, Class A, 2.73%, 7/15/20 (1)	150,408	150,391
Series 2017-B, Class B, 4.52%, 11/15/20 (1)	1,890,000	1,905,610
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class B, 3.17%, 4/17/23 (1)	435,261	435,215
Series 2017-P1, Class A, 2.42%, 9/15/23 (1)	1,791,731	1,787,621
Series 2017-P2, Class A, 2.61%, 1/15/24 (1)	298,213	297,143
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (1)	750,000	754,604
Series 2017-3A, Class A, 2.36%, 12/15/24 (1)	213,103	212,282
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (1)	115,469	115,569
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (1)	392,542	393,878
Series 2015-2A, Class A, 2.57%, 7/18/25 (1)	149,786	149,937
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (1)	303,628	303,685
Series 2017-1A, Class B, 3.65%, 6/15/23 (1)	1,400,000	1,404,545
Series 2017-1A, Class C, 5.80%, 6/15/23 (1)	2,515,000	2,558,746
Series 2017-2A, Class A, 2.41%, 9/15/23 (1)	403,639	403,029
Series 2017-2A, Class B, 3.48%, 9/15/23 (1)	1,250,000	1,250,119
Series 2017-3A, Class A, 2.36%, 11/15/23 (1)	1,033,688	1,029,819
Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	1,310,000	1,303,086
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (1)	410,059	409,072
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (1)	924,613	924,377
Series 2016-AA, Class A, 2.90%, 11/15/29 (1)	1,500,000	1,492,676
		20,690,160

Other - 7.8%
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.735%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (1)(2)	1,000,000	1,004,859
Series 2016-1A, Class D, 5.185%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (1)(2)	960,000	964,804
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (1)(6)	145,749	147,244
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (1)	200,000	199,569
Invitation Homes Trust:
Series 2017-SFR2, Class D, 3.885%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(2)	353,000	356,059
Series 2018-SFR1, Class C, 3.335%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	120,000	120,375
Series 2018-SFR2, Class D, 3.523%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	1,750,000	1,751,407
Series 2018-SFR3, Class D, 3.65%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	1,540,000	1,544,132

8 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Progress Residential Trust:
Series 2016-SFR1, Class E, 5.935%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (1)(2)	2,686,000	2,721,432
Series 2016-SFR2, Class E, 5.635%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	1,400,000	1,425,372
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	230,655	233,436
Series 2017-A, Class C, 4.50%, 5/17/32 (1)	612,798	578,504
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (1)	487,370	487,964
		11,535,157

Student Loan - 0.0% (7)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (1)	23,318	23,212

Timeshare - 0.4%
Sierra Timeshare Receivables Funding LLC:
Series 2014-1A, Class B, 2.42%, 3/20/30 (1)	86,906	86,652
Series 2014-2A, Class B, 2.40%, 6/20/31 (1)	251,771	250,947
Series 2014-3A, Class B, 2.80%, 10/20/31 (1)	65,039	64,745
Series 2015-3A, Class B, 3.08%, 9/20/32 (1)	216,350	215,181
		617,525

Whole Business - 6.3%
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	985,050	1,000,597
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (1)	1,548,000	1,553,899
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (1)	49,750	48,917
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	292,500	302,549
Series 2016-1A, Class A2, 6.125%, 7/20/46 (1)	884,250	927,268
Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	398,000	401,450
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	1,450,350	1,453,097
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	79,200	81,480
Hardee's Funding LLC, Series 2018-1A, Class AI, 4.25%, 6/20/48 (1)	280,000	281,089
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (1)	2,068,500	2,074,840
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (1)	1,069,750	1,084,106
		9,209,292

Total Asset-Backed Securities (Cost $45,162,688)		45,118,279

U.S. TREASURY OBLIGATIONS - 3.7%
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (8)	4,933,830	5,392,862

Total U.S. Treasury Obligations (Cost $5,451,748)		5,392,862

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.9%
Bellemeade Re Ltd.:
Series 2015-1A, Class B1, 8.391%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(2)	300,000	310,868
Series 2015-1A, Class M2, 6.391%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	1,162,353	1,180,259
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.341%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (2)	1,000,000	1,132,990
Series 2015-HQA2, Class B, 12.591%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (2)	324,217	430,952
Series 2015-HQA2, Class M2, 4.891%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (2)	948,957	977,018
Series 2018-DNA2, Class B1, 5.757%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (1)(2)	385,000	379,454
Series 2018-HQA1, Class M2, 4.391%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (2)	1,525,000	1,518,002
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (2)	1,510,524	1,624,125
Series 2014-C04, Class 1M2, 6.991%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (2)	909,218	1,044,645
Series 2017-C05, Class 1M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (2)	790,000	803,849
Series 2018-C03, Class 1B1, 5.841%, (1 mo. USD LIBOR + 3.75%), 10/25/30 (2)	754,000	740,477

Total Collateralized Mortgage-Backed Obligations (Cost $9,787,908)		10,142,639

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.473%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (1)(2)	200,000	199,774
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (1)	48,323	48,058
Motel 6 Trust:
Series 2017-MTL6, Class D, 4.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	395,960	397,511
Series 2017-MTL6, Class E, 5.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(2)	444,844	449,309
RETL, Series 2018-RVP, Class C, 4.123%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (1)(2)	673,312	678,684

Total Commercial Mortgage-Backed Securities (Cost $1,757,112)		1,773,336

FLOATING RATE LOANS (9) - 3.1%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 11/4/21 (10)	350,000	350,000

Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3/1/24 (10)	310,000	309,360

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	280,000	277,305
Ziggo Secured Finance Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 4/15/25	280,000	277,463
		554,768

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 8/18/22	519,332	516,843

10 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
FLOATING RATE LOANS (9) - CONT’D
Electronics/Electrical - 0.5%
Infor (US), Inc., Term Loan, 2/1/22 (10)	525,000	523,228
MA FinanceCo., LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	22,571	22,437
Seattle Spinco, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	152,429	152,302
		697,967

Equipment Leasing - 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25 (10)	500,000	494,775

Financial Intermediaries - 0.9%
VFH Parent LLC, Term Loan, 5.558%, (3 mo. USD LIBOR + 3.25%), 12/30/21	1,301,515	1,313,716

Food/Drug Retailers - 0.2%
Albertsons, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 8/25/21	279,295	276,786

Total Floating Rate Loans (Cost $4,519,617)		4,514,215

TIME DEPOSIT - 5.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	8,124,993	8,124,993

Total Time Deposit (Cost $8,124,993)		8,124,993

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio	1,976,462	1,976,462

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,976,462)		1,976,462

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL PAPER - 0.9%
AT&T, Inc., 3.135%, 5/28/19	1,450,000	1,409,481

Total Commercial Paper (Cost $1,410,004)		1,409,481

TOTAL INVESTMENTS (Cost $151,119,002) - 102.2%		150,600,042
Other assets and liabilities, net - (2.2%)		(3,290,221)
NET ASSETS - 100.0%		147,309,821

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 11

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $62,303,485, which represents 42.3% of the net assets of the Fund as of June 30, 2018.

(2) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(3) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $2,289,625.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2018.
(7) Amount is less than 0.05%.
(8) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at June 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(10) This floating rate loan will settle after June 30, 2018, at which time the interest rate will be determined.

Abbreviations:
LIBOR:	London Interbank Offered Rate
Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. Ultra 10-Year Treasury Note	(4)	Sep-18	($512,938)	($4,363)
U.S. Ultra-Long Treasury Bond	(7)	Sep-18	(1,116,938)	(7,983)
Total Short				($12,346)

See notes to financial statements.

12 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2018 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $151,119,002) - including $2,289,625 of securities on loan	$150,600,042
Cash	871,994
Receivable for variation margin on open futures contracts	481
Receivable for investments sold	244,476
Receivable for capital shares sold	378,799
Interest receivable	903,320
Securities lending income receivable	384
Receivable from affiliate	9,220
Deposits at broker for futures contracts	28,500
Trustees' deferred compensation plan	79,782
Other assets	1,218
Total assets	153,118,216

LIABILITIES
Payable for investments purchased	3,628,886
Payable for capital shares redeemed	14,873
Deposits for securities loaned	1,976,462
Payable to affiliates:
Investment advisory fee	41,688
Administrative fee	14,293
Distribution and service fees	4,523
Trustees' deferred compensation plan	79,782
Accrued expenses	47,888
Total liabilities	5,808,395
NET ASSETS	$147,309,821

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest
(unlimited number of no par value shares authorized)	$148,036,304
Accumulated distributions in excess of net investment income	(6,908)
Accumulated net realized loss	(188,269)
Net unrealized depreciation	(531,306)
Total	$147,309,821

NET ASSET VALUE PER SHARE
Class A (based on net assets of $18,848,511 and 1,264,413 shares outstanding)	$14.91
Class C (based on net assets of $926,958 and 62,154 shares outstanding)	$14.91
Class I (based on net assets of $127,534,352 and 8,578,617 shares outstanding)	$14.87

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$15.49
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest income	$2,320,640
Securities lending income, net	3,923
Total investment income	2,324,563

EXPENSES
Investment advisory fee	222,676
Administrative fee	76,346
Distribution and service fees:
Class A	19,935
Class C	3,755
Trustees' fees and expenses	3,660
Custodian fees	23,263
Transfer agency fees and expenses	26,167
Accounting fees	14,253
Professional fees	18,321
Registration fees	37,324
Reports to shareholders	5,365
Miscellaneous	10,895
Total expenses	461,960
Waiver and/or reimbursement of expenses by affiliate	(18,139)
Reimbursement of expenses-other	(1,474)
Net expenses	442,347
Net investment income	1,882,216

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities	(45,835)
Futures contracts	(18,016)
(63,851)

Net change in unrealized appreciation (depreciation) on:
Investment securities	(1,326,472)
Futures contracts	10,148
(1,316,324)

Net realized and unrealized loss	(1,380,175)

Net increase in net assets resulting from operations	$502,041
See notes to financial statements.

14 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ABSOLUTE RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$1,882,216	$2,754,169
Net realized gain (loss)	(63,851)	636,442
Net change in unrealized appreciation (depreciation)	(1,316,324)	(12,674)
Net increase in net assets resulting from operations	502,041	3,377,937

Distributions to shareholders from:
Net investment income:
Class A shares	(216,048)	(407,200)
Class C shares	(7,485)	(12,059)
Class I shares	(1,665,591)	(1,900,613)
Class Y shares	—	(462,841)
Net realized gain:
Class A shares	—	(121,614)
Class C shares	—	(5,175)
Class I shares	—	(746,654)
Total distributions to shareholders	(1,889,124)	(3,656,156)

Capital share transactions:
Class A shares	3,799,223	(1,831,113)
Class C shares	285,988	(479,097)
Class I shares	34,874,400	39,897,563
Class Y shares	—	(10,487,140)
Net increase in net assets from capital share transactions	38,959,611	27,100,213

TOTAL INCREASE IN NET ASSETS	37,572,528	26,821,994

NET ASSETS
Beginning of period	109,737,293	82,915,299
End of period (including accumulated distributions in excess of net investment income of ($6,908) and $0, respectively)	$147,309,821	$109,737,293
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,			Period Ended December 31,
CLASS A SHARES			2017	2016	2015	2014 (1)
Net asset value, beginning	$15.07		$15.08	$14.78	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.20		0.37	0.49	0.43	0.08
Net realized and unrealized gain (loss)	(0.16)		0.11	0.42	(0.19)	(0.08)
Total from investment operations	0.04		0.48	0.91	0.24	—
Distributions from:
Net investment income	(0.20)		(0.37)	(0.48)	(0.38)	(0.05)
Net realized gain	—		(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.20)		(0.49)	(0.61)	(0.39)	(0.07)
Total increase (decrease) in net asset value	(0.16)		(0.01)	0.30	(0.15)	(0.07)
Net asset value, ending	$14.91		$15.07	$15.08	$14.78	$14.93
Total return (3)	0.25%	(4)	3.21%	6.24%	1.57%	(0.02%)	(4)
Ratios to average net assets: (5)
Total expenses	0.94%	(6)	1.09%	1.20%	1.64%	53.67%	(6)
Net expenses	0.93%	(6)	1.08%	1.10%	1.10%	1.10%	(6)
Net investment income	2.71%	(6)	2.41%	3.30%	2.90%	2.42%	(6)
Portfolio turnover	46%	(4)	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$18,849		$15,220	$17,022	$12,497	$326

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

16 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,			Period Ended December 31,
CLASS C SHARES			2017	2016	2015	2014 (1)
Net asset value, beginning	$15.08		$15.09	$14.79	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.15		0.26	0.38	0.32	0.04
Net realized and unrealized gain (loss)	(0.18)		0.10	0.42	(0.19)	(0.07)
Total from investment operations	(0.03)		0.36	0.80	0.13	(0.03)
Distributions from:
Net investment income	(0.14)		(0.25)	(0.37)	(0.26)	(0.02)
Net realized gain	—		(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.14)		(0.37)	(0.50)	(0.27)	(0.04)
Total increase (decrease) in net asset value	(0.17)		(0.01)	0.30	(0.14)	(0.07)
Net asset value, ending	$14.91		$15.08	$15.09	$14.79	$14.93
Total return (3)	(0.18%)	(4)	2.41%	5.46%	0.82%	(0.22%)	(4)
Ratios to average net assets: (5)
Total expenses	1.68%	(6)	3.42%	3.33%	4.43%	2,859.43%	(6)
Net expenses	1.68%	(6)	1.84%	1.85%	1.85%	1.85%	(6)
Net investment income	1.97%	(6)	1.69%	2.57%	2.13%	1.11%	(6)
Portfolio turnover	46%	(4)	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$927		$649	$1,126	$900	$5

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT ABSOLUTE RETURN BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,			Period Ended December 31,
CLASS I SHARES			2017	2016	2015	2014 (1)
Net asset value, beginning	$15.02		$15.04	$14.74	$14.93	$15.00
Income from investment operations:
Net investment income (2)	0.22		0.43	0.56	0.48	0.08
Net realized and unrealized gain (loss)	(0.15)		0.10	0.42	(0.19)	(0.06)
Total from investment operations	0.07		0.53	0.98	0.29	0.02
Distributions from:
Net investment income	(0.22)		(0.43)	(0.55)	(0.47)	(0.07)
Net realized gain	—		(0.12)	(0.13)	(0.01)	(0.02)
Total distributions	(0.22)		(0.55)	(0.68)	(0.48)	(0.09)
Total increase (decrease) in net asset value	(0.15)		(0.02)	0.30	(0.19)	(0.07)
Net asset value, ending	$14.87		$15.02	$15.04	$14.74	$14.93
Total return (3)	0.45%	(4)	3.59%	6.73%	1.93%	0.13%	(4)
Ratios to average net assets: (5)
Total expenses	0.69%	(6)	0.70%	0.68%	1.11%	2.72%	(6)
Net expenses	0.65%	(6)	0.65%	0.65%	0.65%	0.65%	(6)
Net investment income	2.99%	(6)	2.82%	3.76%	3.25%	2.01%	(6)
Portfolio turnover	46%	(4)	111%	104%	132%	114%	(4)
Net assets, ending (in thousands)	$127,534		$93,868	$54,389	$39,101	$10,011

(1) From September 30, 2014 inception.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

18 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Absolute Return Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the Procedures) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to Calvert Research and Management (CRM), the Fund's investment adviser and has provided these Procedures to govern CRM in its valuation duties.
CRM has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 19

Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$72,147,775	$—	$72,147,775
Asset-Backed Securities	—	45,118,279	—	45,118,279
U.S. Treasury Obligations	—	5,392,862	—	5,392,862
Collateralized Mortgage-Backed Obligations	—	10,142,639	—	10,142,639
Commercial Mortgage-Backed Securities	—	1,773,336	—	1,773,336
Floating Rate Loans	—	4,514,215	—	4,514,215
Time Deposit	—	8,124,993	—	8,124,993
Short Term Investment of Cash Collateral for Securities Loaned	1,976,462	—	—	1,976,462
Commercial Paper	—	1,409,481	—	1,409,481
Total Investments	$1,976,462	$148,623,580	$—	$150,600,042

Liabilities
Futures Contracts(1)	($12,346)	$—	$—	($12,346)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal

20 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Floating Rate Loans: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
E. Futures Contracts: The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F. Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 21

H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that upon request, the Trust shall assume the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to June 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the investment advisory fee amounted to $222,676.
CRM has agreed to reimburse the Fund's expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.02%, 1.77% and 0.65% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2019. For the six months ended June 30, 2018, CRM waived or reimbursed expenses of $11,181.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. CRM contractually waived 0.02% of the administrative fee through April 30, 2018 for Class I. For the six months ended June 30, 2018, CRM was paid administrative fees of $76,346, of which $6,958 were waived.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2018 amounted to $19,935 and $3,755 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,896 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2018. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSCs paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2018, sub-transfer agency fees and expenses incurred to EVM amounted to $2,594 and are included in transfer agency fees and expenses on the Statement of Operations.

22 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

During the six months ended June 30, 2018, CRM reimbursed the Fund $10,699 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2018, the Fund's allocated portion of such expense and reimbursement was $1,474, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended June 30, 2018, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $75,584,922 and $39,671,474, respectively. Purchases and sales of U.S. government and agency securities were $10,838,272 and $15,694,608, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At December 31, 2017, the Fund had a net capital loss of $160,363 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2018, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$151,119,002
Gross unrealized appreciation	$682,235
Gross unrealized depreciation	(1,213,541)
Net unrealized appreciation (depreciation)	($531,306)
NOTE 5 — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2018 is included in the Schedule of Investments. During the six months ended June 30, 2018, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Net unrealized depreciation	$—	($12,346)	(1)
(1)Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 23

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2018 was as follows:

Statement of Operations Caption	Interest rate
Net realized gain (loss) on:
Investment securities	$94,575
Futures contracts	($18,016)
Total	$76,559
Net change in unrealized appreciation (depreciation) on:
Investment securities	$13,451
Futures contracts	$10,148
Total	$23,599
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended June 30, 2018 was approximately $7,441,000 and $1,937,000, respectively. The average number of purchased options contracts outstanding during the six months ended June 30, 2018 was 65 contracts.
NOTE 6 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2018, the total value of securities on loan, including accrued interest, was $2,325,716 and the total value of collateral received was $2,370,482, comprised of cash of $1,976,462 and U.S.Government and/or agencies securities of $394,020.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2018.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$2,370,482	$—	$—	$—	$2,370,482
The carrying amount of the liability for deposits for securities loaned at June 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2018.
NOTE 7 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $50 million ($25 million committed and $25 million uncommitted) unsecured line of credit agreement with SSB, which is in effect through August 7, 2018. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the

24 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2018.
On August 7, 2018, the Fund renewed its line of credit agreement through August 6, 2019. Under the terms of the renewed line of credit agreement, the committed amount was increased to $62.5 million, the commitment fee on the unused portion of the committed amount was changed to 0.20% per annum, the interest rate spread was changed to 1.00% per annum, and the uncommitted amount was discontinued.
NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	535,390	$8,024,456	811,038	$12,308,566
Reinvestment of distributions	11,046	165,328	23,453	355,021
Shares redeemed	(292,236)	(4,390,561)	(952,814)	(14,494,700)
Net increase (decrease)	254,200	$3,799,223	(118,323)	($1,831,113)

Class C
Shares sold	21,868	$327,633	20,664	$313,956
Reinvestment of distributions	456	6,815	1,010	15,291
Shares redeemed	(3,230)	(48,460)	(53,212)	(808,344)
Net increase (decrease)	19,094	$285,988	(31,538)	($479,097)

Class I
Shares sold	2,570,561	$38,470,186	2,087,260	$31,607,686
Reinvestment of distributions	106,693	1,592,664	169,677	2,561,748
Shares redeemed	(346,258)	(5,188,450)	(1,227,010)	(18,576,592)
Merger from Class Y shares	—	—	1,601,935	24,304,721
Net increase	2,330,996	$34,874,400	2,631,862	$39,897,563

Class Y (1)
Shares sold	—	$—	1,331,944	$20,229,120
Reinvestment of distributions	—	—	27,929	424,007
Shares redeemed	—	—	(449,661)	(6,835,546)
Merger to Class I shares	—	—	(1,598,700)	(24,304,721)
Net decrease	—	$—	(688,488)	($10,487,140)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
At June 30, 2018, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Eaton Vance Multi-Strategy Absolute Return Fund owned 17.7%, 22.2% and 8.9%, respectively, of the value of the outstanding shares of the Fund.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 25

BOARD OF TRUSTEES’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 14, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at such underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

26 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.

For funds that invest through one or more affiliated underlying funds, the Board considered similar information about such underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Absolute Return Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 27

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s performance universe and appropriate Lipper benchmark index. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2017. This performance data indicated that the Fund underperformed the median of its performance universe and Lipper benchmark index for the one-year period ended September 30, 2017 and outperformed the median of its performance universe and Lipper benchmark index for the three-year period ended September 30, 2017. The Board took into account management’s discussion of the Fund’s recent performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its performance universe and its Lipper benchmark index.

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory fee and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of comparable funds. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

28 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES
Officers of Calvert Absolute Return Bond Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and
Chief Legal Officer

James F. Kirchner
Treasurer

Trustees of Calvert Absolute Return Bond Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Trustee and President

www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED) 29

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

30 www.calvert.com CALVERT ABSOLUTE RETURN BOND FUND SEMIANNUAL REPORT (UNAUDITED)

This page intentionally left blank.

This page intentionally left blank.

CALVERT ABSOLUTE RETURN BOND FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24176 6.30.18

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:     /s/ John H. Streur
John H. Streur
President

Date: August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     August 21, 2018